Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
We file consolidated federal income tax returns that include all of our wholly-owned subsidiaries. Our income tax expense as presented in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Consolidated statements of operations:
Current income taxes	$20,209	$332	$3,430
Deferred income taxes	490,926	149,431	141,071
Total income tax expense included in consolidated statements of operations	511,135	149,763	144,501
Stockholders' equity:
Expense (benefit) relating to:
Adoption of expected credit loss model	—	—	(2,543)
Changes in other comprehensive income	(1,843,635)	207,353	225,746
Total income tax expense included in consolidated financial statements	$(1,332,500)	$357,116	$367,704
Income tax expense in the consolidated statements of operations differed from the amount computed at the applicable statutory federal income tax rates of 21% for the years ended December 31, 2022, 2021, and 2020 as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Income before income taxes	$2,431,712	$702,786	$815,961

Income tax expense on income before income taxes	$510,660	$147,585	$171,352
Tax effect of:
State income taxes	2,564	5,239	5,749
Tax exempt net investment income	(4,065)	(4,715)	(4,602)
Tax rate differential on net operating loss carryback	—	—	(30,041)
Other	1,976	1,654	2,043
Income tax expense	$511,135	$149,763	$144,501
Effective tax rate	21.0%	21.3%	17.7%
The effective tax rate for the year ended December 31, 2020 was positively impacted by $30.0 million related to the provision of the CARES ACT which allowed net operating losses for 2018 through 2020 to be carried back to previous tax years in which a 35% statutory tax rate was in effect.
Deferred income tax assets or liabilities are established for temporary differences between the financial reporting amounts and tax bases of assets and liabilities that will result in deductible or taxable amounts, respectively, in future years. The tax effects of temporary differences that give rise to the deferred tax assets and liabilities at December 31, 2022 and 2021, are as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
Deferred income tax assets:
Policy benefit reserves	$—	$445,793
Credit losses/impairments	10,531	15,275
Net unrealized losses on available for sale fixed maturity securities	1,063,441	—
Amounts due reinsurer	1,030,759	748,812
Other policyholder funds	358	3,332
Deferred compensation	3,866	3,434
Share-based compensation	422	5,171
Net operating loss carryforwards	50,913	87,314
Other	71,417	1,140
Gross deferred tax assets	2,231,707	1,310,271
Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducements	(976,103)	(1,051,900)
Net unrealized gains on available for sale fixed maturity securities	—	(905,050)
Derivative instruments	(145,785)	(107,717)
Policy benefit reserves	(612,454)	(98,616)
Investment income items	(39,309)	(56,285)
Other	(19,622)	(5,120)
Gross deferred tax liabilities	(1,793,273)	(2,224,688)
Net deferred income tax asset (liability)	$438,434	$(914,417)
Included in deferred income taxes is the expected income tax benefit attributable to unrealized losses on available for sale fixed maturity securities. There is no valuation allowance provided for the deferred income tax asset attributable to unrealized losses on available for sale fixed maturity securities. We have the intent and ability to hold these securities to maturity or recovery of value, whichever is sooner. Realization of our deferred income tax assets is more likely than not based on expectations as to our future taxable income and considering all other available evidence, both positive and negative. Therefore, no valuation allowance against deferred income tax assets has been established as of December 31, 2022 and 2021.
There were no material income tax contingencies requiring recognition in our consolidated financial statements as of December 31, 2022. Our tax returns are subject to audit by various federal, state and local tax authorities. The Company's income tax returns are subject to examination by the IRS and state tax authorities, generally for three years after they are due or filed, whichever is later. Tax years ended before December 31, 2019 are no longer open to examination by the IRS.
At December 31, 2022 and 2021, we had federal net operating losses of $170.5 million and $419.5 million, respectively, primarily related to a reinsurance transaction that occurred in 2021. The federal net operating losses are carried forward indefinitely. Additionally, at December 31, 2022 and 2021, we had $45.7 million and $0 million, respectively, of capital loss carryforwards for federal income tax purposes that can be carried forward for five years.